Debt (Unsecured Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total outstanding indebtedness, excluding fair value adjustments	$ 28,960,488,000
Long-term Debt	29,806,843,000	$ 30,402,392,000
AerCap Aviation Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	29,807,000,000	30,402,000,000
Face amount	$ 300,000,000
Stated interest rate	6.375%
Acquisition Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 2,600,000,000
2017 Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 400,000,000
Stated interest rate	2.75%
2019 Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 1,100,000,000
Stated interest rate	3.75%
2020 Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 500,000,000
Stated interest rate	4.25%
2021 Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 1,100,000,000
Stated interest rate	4.50%
September 2014 Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 800,000,000
Stated interest rate	5.00%
June 2015 Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 1,000,000,000
2022 Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 500,000,000
Stated interest rate	4.625%
October 2015 Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 1,000,000,000
Stated interest rate	4.625%
AGAT/AICL Notes [Member]
Debt Instrument [Line Items]
Spread over reference rate	0.50%
Amount allowed to be repurchased as a percentage of outstanding principal	100.00%
Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 15,619,510,000	15,982,990,000
Unsecured Debt [Member] | ILFC Legacy Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 9,220,000,000	11,230,020,000
Spread over reference rate	1.95%
Unsecured Debt [Member] | AerCap Aviation Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 300,000,000	$ 300,000,000
Unsecured Debt [Member] | Minimum [Member] | ILFC Legacy Notes [Member]
Debt Instrument [Line Items]
Stated interest rate	3.875%
Unsecured Debt [Member] | Maximum [Member] | ILFC Legacy Notes [Member]
Debt Instrument [Line Items]
Stated interest rate	8.875%